COMMITMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of September 30, 2015 are payable as follows:

Remaining 2015	$132,148

Year ending December 31, 2016	349,083

Year ending December 31, 2017	249,088

Year ending December 31, 2018	84,541
Total	$814,860

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of December 31, 2014 are payable as follows:

Year ending December 31, 2015	$236,596

Year ending December 31, 2016	89,591

Year ending December 31, 2017	-

Total	$326,187